ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

April 3, 2020

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statement of Additional Information for each of the Funds identified in Exhibit A with respect to the Registrant, effective March 31, 2020, do not differ from those filed in the Post-Effective Amendment No. 299 on March 27, 2020, which was filed electronically.

Sincerely,

/s/ Richard C. Noyes
Richard C. Noyes, Esq.
Secretary

cc:	Adam T. Teufel, Esq.

Dechert LLP

Exhibit A

Funds

ALPS REIT Dividend Dogs ETF

ALPS Equal Sector Weight ETF

Alerian MLP ETF

ALPS Sector Dividend Dogs ETF

Barron’s 400SM ETF

ALPS International Sector Dividend Dogs ETF

RiverFront Strategic Income Fund

Alerian Energy Infrastructure ETF

ALPS Emerging Sector Dividend Dogs ETF

ALPS Medical Breakthroughs ETF

RiverFront Dynamic Unconstrained Income ETF

RiverFront Dynamic Core Income ETF

RiverFront Dynamic US Dividend Advantage ETF

RiverFront Dynamic US Flex-Cap ETF

ALPS Disruptive Technologies ETF

ALPS Clean Energy ETF